UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

Master Income ETF
Schedule of Investments
February 29, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 36.1%
	Finance and Insurance - 13.3%
960	AllianceBernstein Holding LP	$18,989
1,826	Apollo Global Management LLC	28,394
855	Ares Management LP	10,175
394	Artisan Partners Asset Management, Inc.	11,182
6,538	Blackstone Group LP	169,791
183	Calamos Asset Management, Inc.	1,550
879	Carlyle Group LP	13,563
204	Cohen & Steers, Inc.	6,348
1,202	Eaton Vance Corporation	34,750
326	Ellington Financial LLC	5,562
1,004	Federated Investors, Inc.	26,275
2,229	Fortress Investment Group LLC	10,588
4,428	Invesco Ltd	118,404
4,888	KKR & Company LP	62,762
633	Oaktree Capital Group LLC	29,055
1,506	Och-Ziff Capital Management Group LLC	6,626
889	Waddell & Reed Financial, Inc.	20,820
86	Westwood Holdings Group, Inc.	4,265
		579,099
	Manufacturing - 1.3%
57	Alon USA Partners LP	612
101	BP Prudhoe Bay Royalty Trust	2,641
282	Calumet Specialty Products Partners LP	2,738
90	CARBO Ceramics, Inc.	1,799
247	CVR Refining LP	2,606
3,200	Marathon Oil Corporation	26,272
810	Murphy Oil Corporation	13,916
283	Northern Tier Energy LP	6,441
		57,025
	Mining, Quarrying, and Oil and Gas Extraction - 5.7%
44	Alliance Holdings GP LP	610
202	Alliance Resource Partners LP	2,121
6,003	ConocoPhillips	203,082
215	Enlink Midstream LLC	1,800
562	Enlink Midstream Partners LP	5,159
1,161	Noble Corporation PLC	9,672
82	Rose Rock Midstream LP	819
274	Seadrill Partners LLC	712
472	Vanguard Natural Resources LLC	892
1,174	Williams Partners LP	23,151

248,018
Real Estate and Rental and Leasing - 0.6%
245	Arlington Asset Investment Corporation	2,967
2,030	NorthStar Asset Management Group, Inc.	22,188
		25,155
	Retail Trade - 0.2%
249	Crestwood Equity Partners LP	2,258
130	Global Partners LP	1,703
175	Sunoco LP	5,259
		9,220
	Transportation and Warehousing - 9.2%
638	Buckeye Partners LP	41,061
198	Cone Midstream Partners LP	2,127
433	DCP Midstream Partners LP	8,405
242	Enable Midstream Partners LP	1,404
1,415	Enbridge Energy Partners LP	23,461
2,162	Energy Transfer Partners LP	57,660
195	GasLog Ltd	1,853
443	Genesis Energy LP	11,345
411	Golar LNG Ltd	7,533
292	Golar LNG Partners LP	4,263
177	Holly Energy Partners LP	5,200
311	NuStar Energy LP	10,894
159	NuStar GP Holdings LLC	2,765
1,304	ONEOK Partners LP	38,325
1,859	Plains All American Pipeline LP	39,820
1,050	Plains GP Holdings LP	7,980
199	SemGroup Corporation	3,781
295	Ship Finance International Limited	3,844
284	Summit Midstream Partners LP	3,584
940	Sunoco Logistics Partners LP	23,162
739	Targa Resources Corporation	19,876
235	TC PipeLines LP	10,403
216	Teekay Corporation	1,728
260	Teekay LNG Partners LP	2,660
350	Teekay Offshore Partners LP	1,036
232	Tidewater, Inc.	1,334
145	Transocean Partners LLC	1,240
401	Western Gas Partners LP	15,723
3,122	Williams Companies, Inc.	49,921
		402,388
	Utilities - 4.9%
352	Enbridge Energy Management LLC (a)	5,878
3,674	Energy Transfer Equity LP	25,718
8,765	Kinder Morgan, Inc.	158,559
1,008	ONEOK, Inc.	24,192
		214,347

	Wholesale Trade - 0.9%
1,212	Cheniere Energy Partners LP	32,081
235	Foresight Energy LP	475
169	Martin Midstream Partners LP	2,614
330	NGL Energy Partners LP	2,670
		37,840
	TOTAL COMMON STOCKS (Cost $2,096,213)	1,573,092

	CLOSED-END FUNDS - 19.1%
2,832	Aberdeen Asia-Pacific Income Fund, Inc.	12,999
344	Advent Claymore Convertible Securities and Income Fund II	1,730
252	Advent Claymore Convertible Securities and Income Fund	3,158
924	AllianceBernstein Global High Income Fund, Inc.	10,182
2,453	AllianceBernstein Income Fund, Inc.	18,765
947	AllianzGI Convertible & Income Fund	4,659
791	AllianzGI Convertible & Income Fund II	3,528
2,484	Apollo Investment Corporation	12,718
167	Apollo Senior Floating Rate Fund, Inc.	2,340
156	Apollo Tactical Income Fund, Inc.	2,017
3,346	Ares Capital Corporation	45,705
251	Ares Dynamic Credit Allocation Fund, Inc.	3,070
213	Babson Capital Global Short Duration High Yield Fund	3,297
766	BlackRock Capital Investment Corporation	6,932
574	BlackRock Core Bond Trust	7,439
1,350	BlackRock Corporate High Yield Fund, Inc.	13,190
1,138	BlackRock Credit Allocation Income Trust	13,542
2,002	BlackRock Debt Strategies Fund, Inc.	6,647
400	BlackRock Floating Rate Income Strategies Fund, Inc.	4,892
252	BlackRock Floating Rate Income Trust	3,037
684	BlackRock Income Trust, Inc.	4,473
397	BlackRock Limited Duration Income Trust	5,526
409	BlackRock Multi-Sector Income Trust	6,213
609	BlackRock Taxable Municipal Bond Trust	13,562
160	Blackstone/GSO Senior Floating Rate Term Fund	2,210
474	Blackstone/GSO Strategic Credit Fund	5,897
293	Brookfield Mortgage Opportunity Income, Inc.	4,281
148	Brookfield Total Return Fund, Inc.	3,491
768	Calamos Convertible & High Income Fund	7,296
898	Calamos Convertible Opportunities & Income Fund	7,866
629	Calamos Global Dynamic Income Fund	4,013
165	Capitala Finance Corporation	1,812
553	Clough Global Opportunities Fund	5,060
308	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	6,887
127	Cohen & Steers Select Preferred & Income Fund, Inc.	3,132
1,063	Credit Suisse High Yield Bond Fund	2,190
163	Deutsche High Income Opportunity Fund, Inc.	2,088
1,087	DoubleLine Income Solutions Fund	16,968

157	DoubleLine Opportunistic Credit Fund	4,128
775	Dreyfus High Yield Strategies Fund	2,294
424	Eaton Vance Floating-Rate Income Trust	5,092
1,260	Eaton Vance Limited Duration Income Fund	15,624
392	Eaton Vance Senior Floating-Rate Trust	4,559
404	Eaton Vance Senior Income Trust	2,161
192	Eaton Vance Short Duration Diversified Income Fund	2,471
171	Fidus Investment Corporation	2,438
1,550	Fifth Street Finance Corporation	7,673
280	Fifth Street Senior Floating Rate Corporation	2,142
447	First Trust High Income Long/Short Fund	6,262
648	First Trust Intermediate Duration Preferred & Income Fund	13,984
307	First Trust Senior Floating Rate Income Fund II	3,687
205	Flaherty & Crumrine Dynamic Preferred & Income Fund, Inc.	4,641
468	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	9,257
106	Flaherty & Crumrine Total Return Fund, Inc.	2,116
285	Franklin Limited Duration Income Trust	3,064
2,513	FS Investment Corporation	21,235
319	Gladstone Investment Corporation	2,211
259	Global High Income Fund, Inc.	2,251
577	Golub Capital BDC, Inc.	9,619
186	Guggenheim Build America Bonds Managed Duration Trust	4,152
190	Guggenheim Strategic Opportunities Fund	3,019
750	Hercules Capital, Inc.	8,363
785	Invesco Dynamic Credit Opportunities Fund	7,826
1,917	Invesco Senior Income Trust	7,208
179	Ivy High Income Opportunities Fund	2,109
277	John Hancock Preferred Income Fund	5,811
227	John Hancock Preferred Income Fund II	4,592
335	John Hancock Preferred Income Fund III	6,254
530	John Hancock Premium Dividend Fund	7,526
164	KKR Income Opportunities Fund	2,134
225	Legg Mason BW Global Income Opportunities Fund, Inc.	2,536
191	LMP Capital & Income Fund, Inc.	2,168
496	Main Street Capital Corporation	14,592
583	Medley Capital Corporation	3,370
578	MFS Charter Income Trust	4,514
1,272	MFS Intermediate Income Trust	5,788
835	MFS Multimarket Income Trust	4,626
292	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,476
745	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	5,081
208	Neuberger Berman High Yield Strategies Fund, Inc.	2,090
248	New American High Income Fund, Inc.	1,840
623	New Mountain Finance Corporation	7,775
285	Nuveen Build America Bond Fund	6,005
1,451	Nuveen Credit Strategies Income Fund	10,694
212	Nuveen Diversified Dividend & Income Fund	2,145

587	Nuveen Floating Rate Income Fund	5,477
412	Nuveen Floating Rate Income Opportunity Fund	3,683
171	Nuveen Mortgage Opportunity Term Fund	3,837
243	Nuveen Preferred & Income Term Fund	5,477
1,042	Nuveen Preferred Income Opportunities Fund	9,649
690	Nuveen Quality Preferred Income Fund	5,596
1,311	Nuveen Quality Preferred Income Fund 2	11,733
253	Nuveen Quality Preferred Income Fund 3	2,115
412	Nuveen Senior Income Fund	2,208
281	PennantPark Floating Rate Capital Ltd	3,175
755	PennantPark Investment Corporation	4,364
758	PIMCO Corporate & Income Opportunity Fund	9,816
411	PIMCO Corporate & Income Strategy Fund	5,458
1,467	PIMCO Dynamic Credit Income Fund	24,939
487	PIMCO Dynamic Income Fund	12,306
113	PIMCO Global StocksPLUS & Income Fund	1,998
1,316	PIMCO High Income Fund	10,778
160	PIMCO Income Opportunity Fund	3,141
271	PIMCO Income Strategy Fund	2,480
631	PIMCO Income Strategy Fund II	5,143
442	PIMCO Strategic Income Fund, Inc.	3,686
285	Pioneer Floating Rate Trust	2,936
331	Pioneer High Income Trust	2,959
3,617	Prospect Capital Corporation	26,041
434	Prudential Global Short Duration High Yield Fund, Inc.	6,211
357	Prudential Short Duration High Yield Fund, Inc.	5,330
605	Putnam Master Intermediate Income Trust	2,505
1,252	Putnam Premier Income Trust	5,672
374	Solar Capital Limited	6,452
170	Stone Harbor Emerging Markets Income Fund	1,989
512	TCP Capital Corporation	7,127
514	Templeton Emerging Markets Income Fund	4,837
1,431	Templeton Global Income Fund	8,643
328	THL Credit, Inc.	3,224
630	TICC Capital Corporation	3,308
268	TPG Specialty Lending, Inc .	4,352
341	Triangle Capital Corporation	6,411
1,578	Voya Prime Rate Trust	7,306
759	Wells Fargo Advantage Income Opportunities Fund	5,427
449	Wells Fargo Advantage Multi-Sector Income Fund	5,137
331	Western Asset Emerging Markets Debt Fund, Inc.	4,525
306	Western Asset Emerging Markets Income Fund, Inc.	2,977
161	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,565
332	Western Asset Global High Income Fund, Inc.	2,766
954	Western Asset High Income Opportunity Fund, Inc.	5,743
886	Western Asset High Income Opportunity Fund II, Inc.	4,005
353	Western Asset High Yield Defined Opportunity Fund, Inc.	4,744

238	Western Asset Investment Grade Defined Opportunity Trust, Inc.	4,831
501	Western Asset Managed High Income Fund, Inc.	2,149
	TOTAL CLOSED-END FUNDS (Cost $952,213)	831,646

	REAL ESTATE INVESTMENT TRUSTS - 44.2%
	Accommodation and Food Services - 1.8%
5,010	Host Hotels & Resorts, Inc.	76,703
	Administrative and Support and Waste Management and Remediation Services - 0.5%
768	Corrections Corporation of America	22,218
	Finance and Insurance - 13.1%
363	AG Mortgage Investment Trust, Inc.	4,476
3,708	American Capital Agency Corporation	67,003
532	American Capital Mortgage Investment Corporation	7,352
1,075	Anworth Mortgage Asset Corporation	5,053
691	Apollo Commercial Real Estate Finance, Inc.	10,676
341	Apollo Residential Mortgage, Inc.	4,399
426	ARMOUR Residential REIT, Inc.	8,201
387	Chesapeake Lodging Trust	9,834
2,002	Chimera Investment Corporation	26,086
1,197	Colony Capital, Inc.	19,631
1,641	CYS Investments, Inc.	12,865
1,032	Hatteras Financial Corporation	14,190
316	Independence Realty Trust, Inc.	2,032
1,322	Invesco Mortgage Capital, Inc.	14,952
238	LTC Properties, Inc.	10,577
4,348	MFA Financial, Inc.	29,610
228	National Health Investors, Inc.	14,343
564	New Senior Investment Group, Inc.	5,465
1,212	New York Mortgage Trust, Inc.	5,066
1,983	NorthStar Realty Financial Corporation	24,768
1,130	Omega Healthcare Investors, Inc.	36,228
465	Pebblebrook Hotel Trust	12,629
820	RLJ Lodging Trust	17,195
666	Select Income REIT	13,733
4,701	Spirit Realty Capital, Inc.	50,254
2,522	Starwood Property Trust, Inc.	44,236
715	STORE Capital Corporation	17,267
724	Washington Real Estate Investment Trust	18,730
481	Western Asset Mortgage Capital Corporation	5,200
1,058	WP Carey, Inc.	59,978
		572,029
	Information - 0.4%
335	Ryman Hospitality Properties, Inc.	16,036
	Manufacturing - 0.2%
269	Potlatch Corporation	7,112

	Professional, Scientific, and Technical Services - 0.4%
917	Outfront Media, Inc.	18,753
	Real Estate and Rental and Leasing - 26.9%
10,247	Annaly Capital Management, Inc.	103,802
480	Armada Hoffler Properties, Inc.	5,102
1,017	Blackstone Mortgage Trust, Inc.	25,161
1,136	Brandywine Realty Trust	13,984
996	Capstead Mortgage Corporation	9,671
997	CBL & Associates Properties, Inc.	11,495
859	Columbia Property Trust, Inc.	17,412
631	Corporate Office Properties Trust	14,765
1,331	Diamondrock Hospitality Company	11,846
978	Digital Realty Trust, Inc.	77,330
460	DuPont Fabros Technology, Inc.	16,400
430	EPR Properties	26,759
613	First Potomac Realty Trust	5,186
708	Franklin Street Properties Corporation	6,733
613	Gaming & Leisure Properties, Inc.	16,054
481	GEO Group, Inc.	13,968
233	Gladstone Commercial Corporation	3,467
474	Government Properties Income Trust	7,034
3,134	HCP, Inc.	92,704
303	Hersha Hospitality Trust	6,099
1,049	Hospitality Properties Trust	25,470
603	Inland Real Estate Corporation	6,392
1,307	Investors Real Estate Trust	8,025
736	LaSalle Hotel Properties	17,922
2,246	Lexington Realty Trust	17,384
1,557	Liberty Property Trust	44,966
1,582	Medical Properties Trust, Inc.	18,304
912	National Retail Properties, Inc.	40,110
2,451	New Residential Investment Corporation	28,701
149	One Liberty Properties, Inc.	3,163
563	Parkway Properties, Inc.	7,539
807	PennyMac Mortgage Investment Trust	10,620
1,077	Piedmont Office Realty Trust, Inc.	19,784
866	RAIT Financial Trust	2,269
530	Ramco-Gershenson Properties Trust	8,904
828	Rayonier, Inc.	18,075
876	Redwood Trust, Inc.	10,416
361	Resource Capital Corporation	4,003
1,575	Retail Properties of America, Inc.	23,137
251	Rouse Properties, Inc.	4,578
457	Sabra Health Care REIT, Inc.	9,101
1,555	Senior Housing Properties Trust	24,274
495	STAG Industrial, Inc.	8,692
3,857	Two Harbors Investment Corporation	29,892
321	UMH Properties, Inc.	3,014

354	United Development Funding IV # ^	1,133
2,252	Ventas, Inc.	125,370
2,382	Welltower, Inc.	151,925
284	Whitestone REIT	3,186
1,217	WP Glimcher, Inc.	10,515
		1,171,836
	Transportation and Warehousing - 0.9%
1,272	Iron Mountain, Inc.	37,371
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,292,934)	1,922,058
	SHORT-TERM INVESTMENTS - 0.5%
21,127	Short Term Investment Trust- Liquid Assets Portfolio Institutional Class - 0.42%	21,127
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,127)	21,127
	Total Investments (Cost $5,362,487) - 99.9%	4,347,923
	Other Assets in Excess of Liabilities - 0.1%	4,856
	TOTAL NET ASSETS - 100.0%	$4,352,779

Percentages are stated as a percent of net assets
*	Rate shown is the annualized seven-day yield as of February 29, 2016.
(a)	Non-income producing security.
#	Illiquid. At February 29, 2016 the value of these securities totaled $1,133.
^	Security is fair valued under supervision of the Board of Trustees and categorized as a Level 3 security.

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows+:

Cost of investments	$5,370,885
Gross unrealized appreciation	61,878
Gross unrealized depreciation	(1,084,840)
Net unrealized depreciation	$(1,022,962)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at February 29, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,573,092	$-	$-	$1,573,092
Closed-End Funds	831,646	-	-	831,646
Real Estate Investment Trusts	1,920,925	-	1,133	1,922,058
Short-Term Investments	21,127	-	-	21,127
Total Investments in Securities	$4,346,790	$-	$1,133	$4,347,923
^See Schedule of Investments for breakout of investments by industry classification.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used to determine fair value:

Common Stocks
Balance as of November 30, 2015	$-
Net realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers into Level 3	1,133
Transfers out of Level 3	-
Balance as of February 29, 2016	1,133
Net change unrealized appreciation (depreciation) on securities held at February 29, 2016	-

Transfers between levels are recognized at the end of the reporting period. During the period ended February 29, 2016, the
Fund recognized transfers from Level 1 to Level 3 and no other transfer to or from Levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)  /s/ Paul R. Fearday
Paul R. Fearday, President

Date  April 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
 Paul R. Fearday, President

Date  April 27, 2016

By (Signature and Title)* /s/ Kristen M. Weitzel
 Kristen M. Weitzel, Treasurer

Date  April 22, 2016
* Print the name and title of each signing officer under his or her signature.